Financial Debt (Tables)	6 Months Ended
Jun. 30, 2023
Financial Debt.
Schedule of financial debt consists of recoverable cash advances, and other loans

	As at
	June 30,	December 31,
(in EUR 000)	2023	2022
Recoverable cash advances - Non-current	8,412	8,126
Recoverable cash advances - Current	475	305
Total Recoverable cash advances	8,887	8,431
Other loan - Non-current	21	63
Other loan - Current	84	83
Total Other loan	105	146
Non-current	8,433	8,189
Current	559	388
Total Financial Debt	8,992	8,577

Schedule of recoverable cash advances received

	Contractual	Advances	Amounts
(in EUR 000)	advances	received	reimbursed
Sleep apnea device (6472)	1,600	1,600	480
First articles (6839)	2,160	2,160	494
Clinical trial (6840)	2,400	2,400	210
Activation chip improvements (7388)	1,467	1,467	44
Total	7,627	7,627	1,228

Schedule of fair value recoverable cash advances

	As at
	June 30,	December 31,
(in EUR 000)	2023	2022
Contract 6472	1,665	1,571
Contract 6839	2,338	2,214
Contract 6840	2,939	2,790
Contract 7388	1,945	1,856
Total recoverable cash advances	8,887	8,431
Non-current	8,412	8,126
Current	475	305
Total recoverable cash advances	8,887	8,431

Schedule of detailed information about changes in recoverable cash advances

(in EUR 000)	2023	2022
As at January 1	8,431	8,127
Advances reimbursed (excluding interests)	—	—
Initial measurement and re-measurement	(39)	(28)
Discounting impact	495	463
As at June 30	8,887	8,562